Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery
Clawback Policy
We believe that it is in our best interests and that of our shareholders to create and maintain a culture that emphasizes integrity and accountability and therefore, in compliance with SEC and Nasdaq rules, we adopted a clawback policy that is administered by the compensation committee and which provides for the recoupment of certain executive compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the federal securities laws. Our clawback policy provides for the mandatory reimbursement or recovery, from current and former officers, of excess incentive-based compensation that was erroneously awarded during the three years preceding the date that we are required to prepare certain accounting restatements of our financial statements.